Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities
Lease Liabilities

24Lease liabilities

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	As at December 31, 2024		As at December 31, 2025
	Present		Present
	value of the		value of the
	minimum lease	Total minimum	minimum lease	Total minimum
	payments	lease payments	payments	lease payments
	RMB’000	RMB’000	RMB’000	RMB’000
Within 1 year	635,357	652,942	950,784	970,977
After 1 year but within 2 years	623,330	667,829	774,018	820,224
After 2 years but within 5 years	806,325	947,046	1,314,990	1,501,440
After 5 years	473,482	682,653	624,790	837,363

	2,538,494	2,950,470	3,664,582	4,130,004

Less: total future interest expenses		(411,976)		(465,422)

Present value of lease liabilities		2,538,494		3,664,582